UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21601

Registrant Name:	PIMCO Income Strategy Fund II

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau
650 Newport Center Drive
Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	July 31

Date of Reporting Period:	October 31, 2016

Item 1. Schedule of Investments

Schedule of Investments

PIMCO Income Strategy Fund II

October 31, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 126.3%
BANK LOAN OBLIGATIONS 2.0%
iHeartCommunications, Inc.
7.274% due 01/30/2019		$6,800	$5,181
Sequa Corp.
5.250% due 06/19/2017		5,235	4,841
Westmoreland Coal Co.
7.500% due 12/16/2020		2,100	1,685

Total Bank Loan Obligations (Cost $13,234)			11,707

CORPORATE BONDS & NOTES 57.5%
BANKING & FINANCE 28.3%
AGFC Capital Trust
6.000% due 01/15/2067		1,800	972
Ally Financial, Inc.
8.000% due 11/01/2031		4,320	5,189
Banco Bilbao Vizcaya Argentaria S.A.
6.750% due 02/18/2020 (h)	EUR	1,600	1,698
Banco do Brasil S.A.
6.250% due 04/15/2024 (h)		$3,700	2,729
9.000% due 06/18/2024 (h)		4,509	4,193
Banco Espirito Santo S.A.
2.625% due 05/08/2017 ^	EUR	3,000	906
4.000% due 01/21/2019 ^		8,100	2,445
4.750% due 01/15/2018 ^		2,300	694
Banco Santander S.A.
6.250% due 09/11/2021 (h)		1,600	1,643
Barclays Bank PLC
7.625% due 11/21/2022		$4,400	4,920
Barclays PLC
6.500% due 09/15/2019 (h)	EUR	1,900	1,967
7.875% due 09/15/2022 (h)	GBP	415	498
8.000% due 12/15/2020 (h)	EUR	4,100	4,622
BCD Acquisition, Inc.
9.625% due 09/15/2023		$2,600	2,698
Blackstone CQP Holdco LP
9.296% due 03/19/2019		5,290	5,350
BNP Paribas S.A.
7.375% due 08/19/2025 (h)(k)		6,600	6,781
Cantor Commercial Real Estate Co. LP
7.750% due 02/15/2018		1,650	1,658
Cantor Fitzgerald LP
6.500% due 06/17/2022		8,500	9,201
Co-operative Group Holdings Ltd.
7.500% due 07/08/2026	GBP	6,150	9,039
Communications Sales & Leasing, Inc.
8.250% due 10/15/2023		$3,200	3,392
Cooperatieve Rabobank UA
6.625% due 06/29/2021 (h)	EUR	1,200	1,411
Credit Agricole S.A.
7.875% due 01/23/2024 (h)		$4,800	4,881
Credit Suisse Group AG
7.500% due 12/11/2023 (h)		7,863	8,158
Flagstar Bancorp, Inc.
6.125% due 07/15/2021		3,500	3,649
GSPA Monetization Trust
6.422% due 10/09/2029 (k)		4,786	5,481
HSBC Holdings PLC
6.000% due 09/29/2023 (h)	EUR	3,930	4,498
Jefferies Finance LLC
6.875% due 04/15/2022 (k)		$6,850	6,508
7.375% due 04/01/2020		400	399
7.500% due 04/15/2021		347	340
Jefferies LoanCore LLC
6.875% due 06/01/2020		200	190
MPT Operating Partnership LP
5.250% due 08/01/2026		1,292	1,321
Nationwide Building Society
10.250% due 06/29/2049 (h)	GBP	13	1,986
Navient Corp.
5.500% due 01/15/2019 (k)		$8,300	8,489
5.625% due 08/01/2033		150	120
Novo Banco S.A.
5.000% due 04/04/2019	EUR	311	268
5.000% due 04/23/2019		653	564

5.000% due 05/14/2019		431	371
5.000% due 05/21/2019		241	208
5.000% due 05/23/2019		240	207
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023 (k)		$1,500	1,532
OneMain Financial Holdings LLC
6.750% due 12/15/2019		1,353	1,405
PHH Corp.
6.375% due 08/15/2021		570	557
7.375% due 09/01/2019		700	733
Rio Oil Finance Trust
9.250% due 07/06/2024		1,525	1,479
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 (h)(k)		4,080	3,754
8.000% due 08/10/2025 (h)(k)		5,190	4,943
8.625% due 08/15/2021 (h)		1,700	1,696
Santander UK Group Holdings PLC
7.375% due 06/24/2022 (h)	GBP	1,300	1,600
Spirit Realty LP
4.450% due 09/15/2026 (k)		$1,500	1,481
Springleaf Finance Corp.
5.250% due 12/15/2019		675	677
8.250% due 12/15/2020		2,700	2,930
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	4,434	5,150
6.052% due 10/13/2039		2,635	3,398
TIG FinCo PLC
8.500% due 03/02/2020		687	863
8.750% due 04/02/2020		8,604	9,636
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		$600	648

			162,126

INDUSTRIALS 21.7%
ADT Corp.
4.875% due 07/15/2032		688	592
Altice Financing S.A.
7.500% due 05/15/2026		3,600	3,726
BMC Software Finance, Inc.
8.125% due 07/15/2021		1,800	1,656
Boxer Parent Co., Inc.
9.000% due 10/15/2019 (c)(k)		4,650	4,278
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^		1,500	1,549
9.000% due 02/15/2020 ^		2,300	2,380
11.250% due 06/01/2017 ^		9,820	9,967
Chesapeake Energy Corp.
4.130% due 04/15/2019		134	124
6.250% due 01/15/2017	EUR	1,100	1,207
Concordia International Corp.
9.000% due 04/01/2022		$500	486
Diamond Resorts International, Inc.
10.750% due 09/01/2024		2,500	2,375
Forbes Energy Services Ltd.
9.000% due 06/15/2019 ^		1,164	297
Ford Motor Co.
7.700% due 05/15/2097 (k)		10,460	12,634
Fresh Market, Inc.
9.750% due 05/01/2023		900	769
Harvest Operations Corp.
2.330% due 04/14/2021		3,917	3,866
HCA, Inc.
4.500% due 02/15/2027		1,500	1,485
7.500% due 11/15/2095		1,200	1,218
Hellenic Railways Organization S.A.
4.028% due 03/17/2017	EUR	1,400	1,514
iHeartCommunications, Inc.
9.000% due 09/15/2022		$3,450	2,462
Intelsat Luxembourg S.A.
7.750% due 06/01/2021		6,888	2,273
8.125% due 06/01/2023		1,135	380
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019		7,420	6,752
Kinder Morgan Energy Partners LP
6.375% due 03/01/2041 (k)		400	435
Kinder Morgan, Inc.
7.800% due 08/01/2031 (k)		3,500	4,351
Kinetic Concepts, Inc.
9.625% due 10/01/2021		6,800	6,579
LG FinanceCo Corp.
5.875% due 11/01/2024		300	304
N&W Global Vending SpA
7.000% due 10/15/2023	EUR	2,900	3,247
NXP BV
3.875% due 09/01/2022		$1,070	1,130

Prime Security Services Borrower LLC
9.250% due 05/15/2023 (k)		3,750	3,986
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	1,300	1,805
Sabine Pass Liquefaction LLC
5.875% due 06/30/2026 (k)		$2,500	2,704
Safeway, Inc.
7.250% due 02/01/2031		245	246
Scientific Games International, Inc.
10.000% due 12/01/2022		3,300	3,052
Sequa Corp.
7.000% due 12/15/2017		7,918	4,355
SFR Group S.A.
7.375% due 05/01/2026 (k)		5,564	5,627
Soho House Bond Ltd.
9.125% due 10/01/2018	GBP	2,700	3,392
Spanish Broadcasting System, Inc.
12.500% due 04/15/2017		$2,100	2,095
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	1,000	1,326
Tembec Industries, Inc.
9.000% due 12/15/2019		$2,400	1,920
Transocean, Inc.
9.000% due 07/15/2023		1,064	1,045
UCP, Inc.
8.500% due 10/21/2017		2,000	1,990
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	3,992	5,180
6.542% due 03/30/2021		1,378	1,812
Versum Materials, Inc.
5.500% due 09/30/2024		$507	520
Westmoreland Coal Co.
8.750% due 01/01/2022		6,335	5,005

			124,096

UTILITIES 7.5%
Frontier Communications Corp.
10.500% due 09/15/2022		720	752
11.000% due 09/15/2025		720	738
Gazprom Neft OAO Via GPN Capital S.A.
6.000% due 11/27/2023 (k)		13,900	14,751
Illinois Power Generating Co.
6.300% due 04/01/2020		3,035	1,214
7.000% due 04/15/2018		5,400	2,052
7.950% due 06/01/2032		700	287
NGL Energy Partners LP
7.500% due 11/01/2023		1,220	1,229
Northwestern Bell Telephone
7.750% due 05/01/2030		12,625	14,159
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		375	124
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 (i)		3,484	732
6.625% due 10/01/2023		523	110
6.750% due 10/01/2023 (i)		2,464	524
6.750% due 10/01/2023		1,903	404
Petrobras Global Finance BV
3.737% due 03/17/2020		270	267
4.875% due 03/17/2020		350	353
5.750% due 01/20/2020		220	228
6.625% due 01/16/2034	GBP	100	111
6.750% due 01/27/2041		$2,400	2,138
7.875% due 03/15/2019		1,689	1,820
Sprint Capital Corp.
6.900% due 05/01/2019		1,100	1,160

			43,153

Total Corporate Bonds & Notes (Cost $352,436)			329,375

CONVERTIBLE BONDS & NOTES 0.7%
INDUSTRIALS 0.7%
DISH Network Corp.
3.375% due 08/15/2026		3,400	3,912

Total Convertible Bonds & Notes (Cost $3,400)			3,912

MUNICIPAL BONDS & NOTES 8.1%
CALIFORNIA 1.9%
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036		3,000	3,361

Riverside County, California Redevelopment Successor Agency Tax Allocation Bonds, Series 2010
7.500% due 10/01/2030	1,200	1,324
San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2009
8.406% due 08/01/2039	1,650	2,219
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	3,500	3,933

		10,837

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033	180	194
7.750% due 01/01/2042	330	350

		544

OHIO 4.0%
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	21,000	22,680

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	835	702

WEST VIRGINIA 2.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	12,570	11,794

Total Municipal Bonds & Notes (Cost $39,545)		46,557

U.S. GOVERNMENT AGENCIES 2.3%
Fannie Mae
3.500% due 02/25/2042 (a)	1,279	171
4.500% due 11/25/2042 (a)	3,360	620
4.784% due 01/25/2029	400	405
5.716% due 01/25/2040 (a)	479	95
5.834% due 10/25/2028	600	642
Freddie Mac
3.000% due 02/15/2033 (a)	2,737	322
3.500% due 12/15/2032 (a)	4,808	689
6.136% due 11/25/2055	8,811	4,992
8.084% due 12/25/2027	2,899	2,967
10.594% due 09/15/2035	1,006	1,436
11.284% due 03/25/2025	743	840
Ginnie Mae
3.500% due 06/20/2042 - 10/20/2042 (a)	1,034	117
4.000% due 10/16/2042 - 10/20/2042 (a)	611	86

Total U.S. Government Agencies (Cost $13,021)		13,382

NON-AGENCY MORTGAGE-BACKED SECURITIES 25.6%
Banc of America Alternative Loan Trust
6.000% due 01/25/2036 ^	147	126
Banc of America Funding Corp.
6.000% due 01/25/2037	9,003	6,956
Banc of America Funding Trust
3.020% due 01/20/2047 ^	46	39
BCAP LLC Trust
0.000% due 05/26/2037	1,951	610
3.021% due 05/26/2036	116	2
3.173% due 08/26/2037	14,147	8,969
3.294% due 08/28/2037	6,727	5,228
4.050% due 09/26/2036	5,559	4,558
4.260% due 07/26/2037	13,719	12,030
5.110% due 03/26/2037	1,211	355
5.750% due 12/26/2035	5,175	4,273
6.250% due 11/26/2036	5,697	4,990
11.739% due 06/26/2036	627	262
Bear Stearns ALT-A Trust
1.034% due 01/25/2036 ^	1,781	1,548
2.988% due 09/25/2047 ^	7,825	5,530
3.082% due 11/25/2036 ^	577	425
3.101% due 11/25/2035	8,964	7,782
3.457% due 09/25/2035 ^	897	738
Chase Mortgage Finance Trust
2.759% due 12/25/2035 ^	14	13
5.500% due 05/25/2036 ^	53	46
Chase Mortgage Trust
3.750% due 12/25/2045	558	534
Citicorp Mortgage Securities Trust
5.500% due 04/25/2037	151	150
6.000% due 09/25/2037	1,558	1,617
Countrywide Alternative Loan Resecuritization Trust
6.000% due 05/25/2036 ^	3,524	2,979

6.000% due 08/25/2037 ^		1,533	1,204
Countrywide Alternative Loan Trust
2.956% due 04/25/2036 ^		1,633	1,134
5.500% due 03/25/2035		427	347
5.500% due 01/25/2036		1,013	854
5.500% due 03/25/2036 ^		167	132
5.750% due 01/25/2035		512	517
5.750% due 02/25/2035		560	550
5.750% due 12/25/2036 ^		1,035	743
6.000% due 02/25/2035		491	504
6.000% due 04/25/2036		725	539
6.000% due 04/25/2037 ^		2,436	1,720
6.250% due 11/25/2036 ^		1,054	934
6.250% due 12/25/2036 ^		753	561
6.500% due 08/25/2036 ^		654	447
Countrywide Home Loan Mortgage Pass-Through Trust
1.114% due 03/25/2035 ^		6,250	4,677
6.000% due 07/25/2037		2,523	2,052
6.250% due 09/25/2036 ^		884	761
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 11/25/2035 ^		653	528
Credit Suisse Mortgage Capital Certificates
3.475% due 10/26/2036		7,751	4,619
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 04/25/2036 ^		226	180
Epic Drummond Ltd.
0.000% due 01/25/2022	EUR	1,524	1,647
First Horizon Alternative Mortgage Securities Trust
6.000% due 08/25/2036 ^		$1,664	1,406
First Horizon Mortgage Pass-Through Trust
2.983% due 05/25/2037 ^		552	454
3.000% due 11/25/2035 ^		792	648
IndyMac Mortgage Loan Trust
6.500% due 07/25/2037 ^		3,921	2,486
JPMorgan Alternative Loan Trust
2.793% due 03/25/2037 ^		1,726	1,538
2.991% due 03/25/2036 ^		2,862	2,256
3.102% due 05/25/2036 ^		2,603	2,015
JPMorgan Mortgage Trust
2.856% due 02/25/2036 ^		626	552
3.116% due 10/25/2035		408	399
6.500% due 09/25/2035		133	132
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038		1,718	1,348
5.562% due 02/15/2040		1,891	1,424
Lehman Mortgage Trust
6.000% due 07/25/2036 ^		1,249	980
6.000% due 07/25/2037 ^		1,618	1,458
6.500% due 09/25/2037 ^		3,629	2,745
Lehman XS Trust
0.754% due 06/25/2047		3,182	2,368
MASTR Asset Securitization Trust
6.500% due 11/25/2037 ^		660	520
Merrill Lynch Mortgage Investors Trust
2.822% due 03/25/2036 ^		2,388	1,637
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.976% due 05/25/2035 ^		16	13
RBSSP Resecuritization Trust
0.685% due 02/26/2047		5,583	5,337
Residential Accredit Loans, Inc. Trust
3.902% due 12/26/2034 ^		1,594	1,272
6.000% due 08/25/2036 ^		486	404
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^		1,450	1,155
6.000% due 07/25/2037 ^		1,845	1,292
6.250% due 09/25/2037 ^		3,064	2,126
Residential Funding Mortgage Securities, Inc. Trust
3.547% due 09/25/2035		2,238	1,957
4.113% due 08/25/2036 ^		2,190	1,933
Structured Adjustable Rate Mortgage Loan Trust
2.880% due 11/25/2036 ^		3,887	2,954
2.912% due 01/25/2036 ^		3,106	2,351
3.047% due 07/25/2036 ^		932	744
Suntrust Adjustable Rate Mortgage Loan Trust
2.906% due 02/25/2037 ^		449	397
WaMu Mortgage Pass-Through Certificates Trust
4.189% due 02/25/2037 ^		833	788
4.336% due 05/25/2037 ^		1,962	1,726
4.336% due 07/25/2037 ^		1,477	1,362
6.000% due 10/25/2036 ^		1,198	945
Wells Fargo Mortgage-Backed Securities Trust
2.919% due 07/25/2036 ^		491	464
5.750% due 03/25/2037 ^		429	423

Total Non-Agency Mortgage-Backed Securities (Cost $140,816)			146,419

ASSET-BACKED SECURITIES 21.9%
Apidos CLO
0.000% due 07/22/2026		1,500	792
Argent Securities Trust
0.724% due 03/25/2036		4,225	2,279
Bear Stearns Asset-Backed Securities Trust
0.674% due 10/25/2036 ^		6,877	6,307
6.500% due 10/25/2036 ^		382	296
CIFC Funding Ltd.
0.000% due 05/24/2026 (f)		2,400	1,657
0.000% due 07/22/2026		1,500	908
Citigroup Mortgage Loan Trust, Inc.
0.684% due 12/25/2036		19,493	11,590
0.694% due 12/25/2036		5,262	3,549
Countrywide Asset-Backed Certificates
0.674% due 12/25/2046		17,711	12,933
0.674% due 06/25/2047 ^		1,960	1,436
0.704% due 03/25/2037		3,033	2,793
0.734% due 06/25/2047		12,236	9,575
Countrywide Asset-Backed Certificates Trust
1.284% due 11/25/2035		4,008	3,095
CSCN LLC
1.500% due 11/27/2045		6,865	6,428
Fremont Home Loan Trust
0.684% due 01/25/2037		16,470	8,813
Gramercy Real Estate CDO Ltd.
1.097% due 08/15/2056		2,805	2,762
Grosvenor Place CLO BV
0.000% due 04/30/2029	EUR	500	429
HSI Asset Securitization Corp. Trust
0.000% due 10/25/2036 (b)(f)		$3,588	1,605
IndyMac Home Equity Mortgage Loan Asset-Backed Trust
0.694% due 07/25/2037		3,597	2,268
JPMorgan Mortgage Acquisition Corp.
0.824% due 01/25/2036		819	766
Lehman XS Trust
6.290% due 06/24/2046		4,311	4,019
Long Beach Mortgage Loan Trust
0.834% due 01/25/2036		5,000	3,570
MASTR Asset-Backed Securities Trust
5.233% due 11/25/2035		187	187
Merrill Lynch Mortgage Investors Trust
0.694% due 04/25/2037		598	339
Morgan Stanley Mortgage Loan Trust
6.250% due 07/25/2047 ^		854	589
SLM Student Loan Trust
0.000% due 10/28/2029 (f)		1	1,534
0.000% due 01/25/2042 (f)		4	4,152
South Coast Funding Ltd.
1.407% due 08/10/2038		12,956	2,753
Specialty Underwriting & Residential Finance Trust
1.034% due 09/25/2036		14,080	11,578
Taberna Preferred Funding Ltd.
1.138% due 12/05/2036		6,507	4,425
1.158% due 08/05/2036		509	356
1.158% due 08/05/2036 ^		10,052	7,036
1.328% due 07/05/2035		6,386	4,598

Total Asset-Backed Securities (Cost $122,997)			125,417

SOVEREIGN ISSUES 2.1%
Autonomous Community of Catalonia
4.300% due 11/15/2016	EUR	2,850	3,129
4.900% due 09/15/2021		1,500	1,763
Autonomous Community of Valencia
2.057% due 09/03/2017		2,500	2,772
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	204,000	1,898
4.750% due 04/17/2019	EUR	300	304
Saudi Government International Bond
2.375% due 10/26/2021		$200	200
3.250% due 10/26/2026		200	197

4.500% due 10/26/2046	1,600		1,575

Total Sovereign Issues (Cost $11,983)			11,838

	SHARES
COMMON STOCKS 0.1%
FINANCIALS 0.1%
TIG FinCo PLC (i)	496,900		450

INDUSTRIALS 0.0%
ZTO Express Cayman, Inc. ADR (d)	129		2

Total Common Stocks (Cost $739)			452

PREFERRED SECURITIES 2.3%
BANKING & FINANCE 2.3%
Farm Credit Bank of Texas
10.000% due 12/15/2020 (h)	10,950		13,386

Total Preferred Securities (Cost $12,894)			13,386

SHORT-TERM INSTRUMENTS 3.7%
REPURCHASE AGREEMENTS (j) 1.4%			7,753

	PRINCIPAL AMOUNT (000S	)
SHORT-TERM NOTES 1.2%
Federal Home Loan Bank
0.000% due 11/17/2016 - 01/03/2017 (f)(g)	$6,200		6,198
Freddie Mac
0.000% due 11/15/2016 (f)(g)	600		600

			6,798

U.S. TREASURY BILLS 1.1%
0.481% due 03/02/2017 - 03/16/2017 (e)(f)(m)(o)	6,058		6,050

Total Short-Term Instruments (Cost $20,599)			20,601

Total Investments in Securities (Cost $731,664)			723,046

Total Investments 126.3% (Cost $731,664)			$723,046
Financial Derivative Instruments (l)(n) 0.4% (Cost or Premiums, net $(1,679))			2,233
Preferred Shares (16.1)%			(92,450)
Other Assets and Liabilities, net (10.6)%			(60,326)

Net Assets Applicable to Common Shareholders 100.0%			$572,503

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Payment in-kind security.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Coupon represents a yield to maturity.

(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(i)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Odebrecht Offshore Drilling Finance Ltd. 6.625% due 10/01/2023	04/09/2015 - 06/23/2015	$2,767	$732	0.13%
Odebrecht Offshore Drilling Finance Ltd. 6.750% due 10/01/2023	04/09/2015 - 12/17/2015	1,287	524	0.09
TIG FinCo PLC	04/02/2015	737	450	0.08

		$4,791	$1,706	0.30%

Borrowings and Other Financing Transactions

(j)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
BOS	0.380%	10/31/2016	11/01/2016	$2,800	U.S. Treasury Bonds 3.000% due 11/15/2044	$(2,903)	$2,800	$2,800
DEU	0.530	10/31/2016	11/01/2016	3,700	U.S. Treasury Bonds 3.000% due 11/15/2045	(3,789)	3,700	3,700
SSB	0.010	10/31/2016	11/01/2016	1,253	U.S. Treasury Bonds 8.000% due 11/15/2021 (2)	(1,279)	1,253	1,253

Total Repurchase Agreements						$(7,971)	$7,753	$7,753

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate (3)	Borrowing Date	Maturity Date		Amount Borrowed (3)	Payable for Reverse Repurchase Agreements
BCY	(0.250)%	02/18/2016	TBD	(4)	$(430)	$(429)
BPS	1.670	10/07/2016	01/06/2017		(7,523)	(7,532)
JML	1.400	10/12/2016	11/07/2016		(8,840)	(8,847)
MSC	1.150	08/02/2016	11/02/2016		(4,948)	(4,963)
	1.400	10/31/2016	02/02/2017		(4,889)	(4,889)
RBC	1.520	10/07/2016	01/09/2017		(5,027)	(5,032)
	1.570	09/13/2016	12/16/2016		(3,448)	(3,455)
	1.810	08/05/2016	02/06/2017		(5,279)	(5,302)
	1.810	09/02/2016	02/06/2017		(2,272)	(2,279)
RDR	(1.000)	01/22/2016	TBD	(4)	(187)	(186)
	(0.750)	05/25/2016	05/25/2017		(1,910)	(1,904)
	1.160	08/04/2016	11/03/2016		(3,941)	(3,952)
UBS	1.150	08/22/2016	11/22/2016		(3,246)	(3,253)
	1.200	10/06/2016	01/06/2017		(8,446)	(8,453)
	1.450	09/28/2016	11/28/2016		(3,158)	(3,162)
	1.630	08/24/2016	11/22/2016		(5,689)	(5,707)
	1.650	09/28/2016	12/28/2016		(4,100)	(4,107)

Total Reverse Repurchase Agreements						$(73,452)

(3)	The average amount of borrowings outstanding during the period ended October 31, 2016 was $(72,285) at a weighted average interest rate of 1.329%.
(4)	Open maturity reverse repurchase agreement.

(k)	Securities with an aggregate market value of $85,018 have been pledged as collateral under the terms of master agreements as of October 31, 2016.

(l)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CDX.HY-24 5-Year Index	5.000%	06/20/2020	$8,918	$626	$(62)	$0	$(6)
CDX.HY-25 5-Year Index	5.000	12/20/2020	9,900	544	503	0	(7)
CDX.HY-26 5-Year Index	5.000	06/20/2021	2,200	107	20	0	(2)

				$1,277	$461	$0	$(15)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation	Asset	Liability
Pay	3-Month USD-LIBOR	2.750%	06/17/2025		$149,020	$14,986	$5,894	$175	$0
Pay	3-Month USD-LIBOR	2.250	06/15/2026		26,800	1,542	275	37	0
Pay	3-Month USD-LIBOR	3.500	06/19/2044		201,500	66,509	73,083	1,242	0
Pay	3-Month USD-LIBOR *	2.250	12/21/2046		321,860	(12,341)	15,299	0	(1,906)
Pay	6-Month AUD-BBR-BBSW	3.000	12/17/2019	AU	D 12,900	312	118	8	0
Pay	6-Month AUD-BBR-BBSW	3.500	06/17/2025		8,100	574	374	0	(5)

						$71,582	$95,043	$1,462	$(1,911)

Total Swap Agreements						$72,859	$95,504	$1,462	$(1,926)

*	This security has a forward starting effective date.

(m)	Securities with an aggregate market value of $3,982 and cash of $8,238 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of October 31, 2016.

(n)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
BPS	11/2016	BRL	884		$278	$1	$0
	11/2016	GBP	43,000		55,971	3,339	0
	11/2016		$283	BRL	884	0	(6)
	11/2016		38,519	EUR	35,258	185	0
	12/2016	BRL	884		$281	6	0
	12/2016	EUR	35,258		38,565	0	(185)
CBK	11/2016		$5,612	GBP	4,575	0	(13)
GLM	11/2016	EUR	37,035		$41,494	841	(1)
	11/2016	GBP	94		115	0	0
	12/2016	JPY	5,980		57	0	0
JPM	11/2016	AUD	818		628	6	0
	11/2016	EUR	53		58	0	(1)
	11/2016	GBP	310		399	19	0
	11/2016		$2,167	EUR	1,936	0	(42)
	12/2016		1,167		1,068	7	0
MSB	11/2016	BRL	884		$271	0	(6)
	11/2016		$278	BRL	884	0	(1)
RBC	11/2016	GBP	141		$172	0	0
SCX	11/2016	AUD	155		117	0	(1)
	11/2016	EUR	106		116	0	(1)
	11/2016	JPY	198,275		1,971	81	0
	11/2016		$1,895	JPY	198,275	0	(4)
	12/2016	JPY	198,275		$1,897	4	0
SOG	11/2016		$47,007	GBP	38,461	69	0
	12/2016	EUR	368		$402	0	(2)
	12/2016	GBP	38,461		47,032	0	(72)
UAG	11/2016		$656	GBP	509	0	(33)

Total Forward Foreign Currency Contracts						$4,558	$(368)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at October 31, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Petrobras Global Finance BV	1.000%	12/20/2024	4.539%	$1,000	$(195)	$(29)	$0	$(224)
GST	Petrobras Global Finance BV	1.000	09/20/2020	3.609	10	(1)	0	0	(1)
	Petrobras Global Finance BV	1.000	12/20/2021	4.256	100	(16)	1	0	(15)
	Petrobras Global Finance BV	1.000	12/20/2024	4.539	1,400	(278)	(35)	0	(313)
HUS	Petrobras Global Finance BV	1.000	12/20/2019	3.115	300	(25)	7	0	(18)
	Petrobras Global Finance BV	1.000	09/20/2020	3.609	40	(6)	2	0	(4)
	Petrobras Global Finance BV	1.000	12/20/2024	4.539	1,700	(353)	(27)	0	(380)
MYC	Petrobras Global Finance BV	1.000	12/20/2019	3.115	8,700	(805)	267	0	(538)

						$(1,679)	$186	$0	$(1,493)

Total Swap Agreements						$(1,679)	$186	$0	$(1,493)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(o)	Securities with an aggregate market value of $1,819 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of October 31, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of October 31, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 10/31/2016
Investments in Securities, at Value
Bank Loan Obligations	$0	$11,707	$0	$11,707
Corporate Bonds & Notes
Banking & Finance	0	156,645	5,481	162,126
Industrials	0	122,106	1,990	124,096
Utilities	0	43,153	0	43,153
Convertible Bonds & Notes
Industrials	0	3,912	0	3,912
Municipal Bonds & Notes
California	0	10,837	0	10,837
Illinois	0	544	0	544
Ohio	0	22,680	0	22,680
Virginia	0	702	0	702
West Virginia	0	11,794	0	11,794
U.S. Government Agencies	0	8,390	4,992	13,382
Non-Agency Mortgage-Backed Securities	0	146,419	0	146,419
Asset-Backed Securities	0	119,731	5,686	125,417
Sovereign Issues	0	11,838	0	11,838
Common Stocks
Financials	0	0	450	450
Industrials	2	0	0	2
Preferred Securities
Banking & Finance	0	13,386	0	13,386
Short-Term Instruments
Repurchase Agreements	0	7,753	0	7,753
Short-Term Notes	0	6,798	0	6,798
U.S. Treasury Bills	0	6,050	0	6,050

Total Investments	$2	$704,445	$18,599	$723,046

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,462	0	1,462
Over the counter	0	4,558	0	4,558
	$0	$6,020	$0	$6,020

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,926)	0	(1,926)
Over the counter	0	(1,861)	0	(1,861)

	$0	$(3,787)	$0	$(3,787)

Totals	$2	$706,678	$18,599	$725,279

There were no significant transfers between Levels 1 and 2 during the period ended October 31, 2016.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended October 31, 2016:

Category and Subcategory	Beginning Balance at 07/31/2016	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 10/31/2016	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 10/31/2016 (1)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$5,517	$0	$(36)	$1	$0	$(1)	$0	$0	$5,481	$4
Industrials	1,991	0	0	1	0	(2)	0	0	1,990	(2)
U.S. Government Agencies	4,736	0	(17)	3	7	263	0	0	4,992	262
Asset-Backed Securities	5,917	0	0	0	0	(231)	0	0	5,686	(231)
Common Stocks
Financials	316	0	0	0	0	134	0	0	450	134

Totals	$18,477	$0	$(53)	$5	$7	$163	$0	$0	$18,599	$167

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 10/31/2016	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$5,481	Proxy Pricing	Base Price	114.25
Industrials	1,990	Proxy Pricing	Base Price	99.50
U.S. Government Agencies	4,992	Proxy Pricing	Base Price	56.66
Asset-Backed Securities	5,686	Proxy Pricing	Base Price	106,003.18 - 114,507.01
Common Stocks
Financials	450	Other Valuation Techniques (2)	—	—

Total	$18,599

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at October 31, 2016 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund, by the total number of shares outstanding of that Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its respective NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments valued (denominated) in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates (currency spot and forward rates) obtained from Pricing Services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps the clearing facility requires its members to provide actionable price levels across complete term structures. These levels, along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Manager on a periodic basis and may be amended in accordance with the Fund’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of October 31, 2016, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Fund files U.S. tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax returns filed for the fiscal years from 2013-2015, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of October 31, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation) (1)
$ 731,664	$37,479	$(46,097)	$(8,618)

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets
BOS	Banc of America Securities LLC	JML	JPMorgan Securities PLC	SCX	Standard Chartered Bank
BPS	BNP Paribas S.A.	JPM	JPMorgan Chase Bank N.A.	SOG	Societe Generale
CBK	Citibank N.A.	MSB	Morgan Stanley Bank N.A.	SSB	State Street Bank and Trust Co.
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	UAG	UBS AG Stamford
GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.	UBS	UBS Securities LLC
GST	Goldman Sachs International	RBC	Royal Bank of Canada

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	JPY	Japanese Yen
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ADR	American Depositary Receipt	BBR	Bank Bill Rate	CLO	Collateralized Loan Obligation
ALT	Alternate Loan Trust	BBSW	Bank Bill Swap Reference Rate	LIBOR	London Interbank Offered Rate
BABs	Build America Bonds	CDO	Collateralized Debt Obligation

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Income Strategy Fund II

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: December 23, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: December 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: December 23, 2016

By: /s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: December 23, 2016